CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 6,679	$ 5,551
Accounts receivable, net	77,536	52,033
Income tax receivable	18,940	9,796
Deferred income taxes	13,374	7,960
Prepaid expenses and other current assets	17,616	12,380
Total current assets	134,145	87,720
Property, plant and equipment, net	1,137,478	885,362
Investments	115,376	113,099
Goodwill	764,630	603,446
Other intangible assets	56,322	40,084
Deferred debt issuance costs, net and other assets	19,313	17,667
Total assets	2,227,264	1,747,378
Current liabilities:
Accounts payable	15,277	4,885
Advance billings and customer deposits	31,933	25,934
Dividends payable	19,510	15,520
Accrued compensation	32,581	22,252
Accrued interest	6,784	3,524
Accrued expense	39,698	35,173
Current portion of long-term debt and capital lease obligations	9,849	9,751
Current portion of derivative liability	443	660
Total current liabilities	156,075	117,699
Long-term debt and capital lease obligations	1,356,753	1,212,134
Deferred income taxes	246,665	179,859
Pension and other postretirement obligations	122,363	75,754
Other long-term liabilities	14,579	9,593
Total liabilities	$ 1,896,435	$ 1,595,039
Commitments and contingencies
Shareholders' equity:
Common stock, par value $0.01 per share; 100,000,000 shares authorized, 50,364,579 and 40,065,246 shares outstanding as of December 31, 2014 and 2013, respectively	$ 504	$ 401
Additional paid-in capital	357,139	148,433
Accumulated other comprehensive loss, net	(31,640)	(1,000)
Noncontrolling interest	4,826	4,505
Total shareholders' equity	330,829	152,339
Total liabilities and shareholders' equity	$ 2,227,264	$ 1,747,378